Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Amount due	$ 34,667		$ 33,027
Claim fees			11,162	$ 15,199
Mining Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Annual claims fees	$ 165		$ 165